Investment Strategy - Neiman Large Cap Value Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

The Fund invests primarily in common stocks of large capitalization companies that the investment adviser believes are undervalued. Large capitalization companies are defined as those with market capitalizations within the universe of the S&P 500 Index at the time of purchase. As of June 30, 2025, the market capitalizations of the companies in the S&P 500 Index ranged from approximately $5.2 billion to $3,852 billion. Under normal circumstances, the Fund will invest at least 80% of total assets in common stocks of large capitalization companies, as defined above. The Fund also may invest in exchange traded funds (“ETFs”).

The Fund's adviser selects these companies based on one or more valuation metrics, commonly referred to as fundamental analysis. These metrics may include price to earnings, price to cash flow, price to book, price to revenue, and dividend yield. Capital structure, management records, industry dominance, SEC filings, computer databases, industry publications, general and business publications, brokerage firm research reports, and other information sources may be used to gather information used in the fundamental analysis. The adviser regularly reviews each of the companies in the portfolio to confirm that each company's stock continues to hold promise of future appreciation. The adviser may sell a company when the company reaches the adviser's appraised value, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, or when the adviser determines that management of the company is not enhancing shareholder value.

Strategy Portfolio Concentration [Text]	The Fund invests primarily in common stocks of large capitalization companies that the investment adviser believes are undervalued. Large capitalization companies are defined as those with market capitalizations within the universe of the S&P 500 Index at the time of purchase. As of June 30, 2025, the market capitalizations of the companies in the S&P 500 Index ranged from approximately $5.2 billion to $3,852 billion. Under normal circumstances, the Fund will invest at least 80% of total assets in common stocks of large capitalization companies, as defined above. The Fund also may invest in exchange traded funds (“ETFs”).